Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

Long-term debt consists of the following (dollars in thousands):

	June 30, 2012	December 31, 2011
Senior Dollar Term B-1 Credit Facility – due 2018	$1,621,850	$1,630,000
Senior Euro Term B-1 Credit Facility – due 2018	313,176	324,000
Senior Term B-2 Credit Facility – due 2016	323,375	325,000
10.5% Second Lien Senior Secured Notes due 2018	1,750,000	1,750,000
12.5% Senior Unsecured Notes due 2019	750,000	750,000
3.25% Convertible Senior Notes due 2015	701	701
Notional amount of debt	4,759,102	4,779,701
Senior Dollar Term B-1 Credit Facility Discount, net of accretion	(52,298)	(55,942)
Senior Euro Term B-1 Credit Facility Discount, net of accretion	(14,521)	(15,430)
Senior Term B-2 Credit Facility Discount, net of accretion	(8,627)	(9,487)
Second Lien Senior Secured Notes Discount, net of accretion	(29,488)	(31,063)
Senior Unsecured Notes Discount, net of accretion	(4,384)	(4,560)
Net discount on debt	(109,318)	(116,482)
Total debt, net of discount	4,649,784	4,663,219
Less: Current installments	(23,399)	(23,491)
	$4,626,385	$4,639,728

In November 2011, we issued $1.75 billion aggregate principal amount of 10.5% second lien secured notes due 2018 and $750 million aggregate principal amount of 12.5% senior unsecured notes due 2019. In November 2011, we also entered into a senior secured credit facility (the “Senior Secured Credit Facility”) consisting of (i) a $1.63 billion term B-1 facility (the “Dollar Term B-1 Facility”), (ii) a €250 million term B-1 facility (the “Euro Term B-1 Facility”), (iii) a $325 million term B-2 facility (the “Term B-2 Facility”), and (iv) a $200 million revolving credit facility (the “Revolving Credit Facility”). At June 30, 2012 and December 31, 2011, no revolving credit loans were outstanding and we had outstanding letters of credit issued by banks which are party to the Senior Secured Credit Facility of $11.5 million and $12.2 million, respectively. In addition, we had $4.6 million and $5.7 million of letters of credit issued by a bank not party to the Senior Secured Credit Facility as of June 30, 2012 and December 31, 2011, respectively. The capacity of the Revolving Credit Facility is reduced for the $11.5 million and $12.2 million of letters of credit issued by banks which are party to the Senior Secured Credit Facility as of June 30, 2012 and December 31, 2011, respectively. The resulting availability under the Revolving Credit Facility was $188.5 million and$187.8 million at June 30, 2012 and December 31, 2011, respectively. As of June 30, 2012, our weighted average nominal interest rate on borrowings under the senior secured credit facility was 6.93%.

In 2008, we issued $690.0 million aggregate principal amount of 3.25% convertible senior notes due 2015 (the “Convertible Notes”).  The Convertible Notes are governed by the terms of an indenture dated as of April 21, 2008 (the “Indenture”). As a result of the Merger, the holders of the Convertible Notes have the right to require us to repurchase some or all of their Convertible Notes as provided in the Indenture. The repurchase price is the principal amount of the Convertible Notes plus accrued interest.

As of June 30, 2012, we were in compliance with the covenants under our senior secured credit facility, second lien secured notes, senior unsecured notes, and Convertible Notes.

For further information on our long-term debt, see Note 5 of the notes to the consolidated financial statements for the fiscal year ended December 31, 2011.

Long-Term Debt

Long-term debt consists of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Senior Credit Facility – due 2013 (1)	$—	$527,333
Senior Revolving Credit Facility – due 2013 (1)	—	—
Senior Term B-2 Credit Facility – due 2016	325,000	—
Less: Senior Term B-2 Credit Facility Discount, net of accretion	(9,487)	—
Senior Dollar Term B-1 Credit Facility – due 2018	1,630,000	—
Less: Senior Dollar Term B-1 Credit Facility Discount, net of accretion	(55,942)	—
Senior Euro Term B-1 Credit Facility – due 2018	324,000	—
Less: Euro Term B-1 Credit Facility Discount, net of accretion	(15,430)	—
Senior Revolving Credit Facility – due 2016	—	—
3.25% Convertible Senior Notes due 2015	701	690,000
Less: Convertible Notes Discount, net of accretion	—	(112,543)
10.5% Second Lien Senior Secured Notes due 2018	1,750,000	—
Less: Second Lien Senior Secured Notes Discount, net of accretion	(31,063)	—
12.5% Senior Unsecured Notes due 2019	750,000	—
Less: Senior Unsecured Notes Discount, net of accretion	(4,560)	—
	4,663,219	1,104,790
Less: Current installments	(23,491)	(169,500)
	$4,639,728	$935,290
(1)All outstanding amounts were repaid in connection with the Merger completed on November 4, 2011.

Senior Secured Credit Facilities

In connection with the Merger, during November 2011, we entered into a senior secured credit facility consisting of (i) a $1.63 billion term B-1 facility (the “Dollar Term B-1 Facility”), (ii) a €250 million term B-1 facility (the “Euro Term B-1 Facility”), (iii) a $325 million term B-2 facility (the “Term B-2 Facility”), and (iv) a $200 million revolving credit facility (the “Revolving Credit Facility”). Up to $75 million of the Revolving Credit Facility is available for letters of credit and up to $25 million of the Revolving Credit Facility is available for swing-line loans. Amounts available under the Revolving Credit Facility are available for borrowing and reborrowing until maturity. At December 31, 2011, no revolving credit loans were outstanding and we had outstanding letters of credit in the aggregate amount of $17.9 million. The resulting availability under the Revolving Credit Facility was $182.1 million at December 31, 2011. Commitment fees accrue at a rate of 0.50% on the amounts available under the Revolving Credit Facility.

Interest. Amounts outstanding under the Dollar Term B-1 Facility, the Term B-2 facility, and the Revolving Credit Facility (other than swing-line loans and unreimbursed drawings on letters of credit) bear interest, at our option, at a rate equal to either the base rate (defined as the highest of (i) Bank of America’s prime rate, (ii) the federal funds effective rate plus 0.50%, (iii) the eurocurrency rate (defined as the LIBOR rate, adjusted for statutory reserve requirements and subject to a floor of 1.25% in the case of loans under any of the term facilities) applicable for an interest period of one month plus 1.00%, and, (iv) for amounts outstanding under the term facilities only, 2.25%) or the eurocurrency rate, in each case plus an applicable margin. Amounts outstanding under the Euro Term B-1 Facility bear interest at the eurocurrency rate, and swing-line loans and unreimbursed drawings on letters of credit bear interest at the base rate. The applicable margin (i) under the Dollar Term B-1 Facility, the Euro Term B-1 Facility and the Revolving Credit Facility is 4.75% in the case of loans based on the base rate and 5.75% in the case of loans based on the eurocurrency rate and (ii) under the Term B-2 Facility is 4.25% in the case of loans based on the base rate and 5.25% in the case of loans based on the eurocurrency rate. After the first fiscal quarter of 2012, the applicable margin under the Revolving Credit Facility will adjust and thereafter vary in reference to our first lien senior secured leverage ratio from 4.25% to 4.75% in the case of loans based on the base rate and from 5.25% to 5.75% in the case of loans based on the eurocurrency rate. As of December 31, 2011, our weighted average nominal interest rate on borrowings under the senior secured credit facility was 6.94%.

We may elect interest periods of one, two, three, or six months for the eurocurrency borrowings. Interest on base rate borrowings is payable quarterly in arrears. Interest on eurocurrency borrowings is payable at the end of each applicable interest period or every three months in the case of interest periods in excess of three months. Interest on all past due amounts will accrue at 2.00% over the applicable rate.

Collateral. The senior secured credit facility is secured by a first priority lien and security interest in (a) substantially all equity interests of each of our wholly-owned U.S. and first-tier material foreign subsidiaries (limited in the case of certain subsidiaries to 65% of the voting equity interests of such subsidiary) and (b) subject to certain exceptions, substantially all of our (in this instance referring only to us and our subsidiaries that are or will be co-borrowers or guarantors under the senior secured credit facility) present and future real property (with a value in excess of $20 million individually) and present and future tangible and intangible assets. The liens securing the senior secured credit facility are subject to permitted liens.

Guarantors. Our obligations under the senior secured credit facility are guaranteed by us and each of our material wholly-owned subsidiaries, other than the subsidiaries that are co-borrowers under the senior secured credit facility, foreign subsidiaries and subsidiaries whose only assets are investments in foreign subsidiaries.

Maturity. The Revolving Credit Facility and the Term B-2 Facility mature on November 4, 2016, and the Dollar Term B-1 Facility and the Euro Term B-1 Facility mature on May 4, 2018. The principal amount of each of the Dollar Term B-1 Facility, the Euro Term B-1 Facility and the Term B-2 Facility amortizes in quarterly installments equal to 1.0% of the original principal amount of each such facility per annum until the respective final maturity date.

Voluntary Prepayments. We may prepay, in full or in part, borrowings under the Revolving Credit Facility without premium or penalty, subject to minimum prepayment amount and increment limitations. We may prepay, in full or in part, borrowings under the Term B-2 Facility subject to a soft call prepayment penalty in an amount equal to 1% of such prepayment if prepaid during the first year following the closing date, subject further to minimum prepayment amount and increment limitations. We may prepay, in full or in part, borrowings under the Dollar Term B-1 Facility and the Euro Term B-1 Facility subject to a make-whole premium if prepaid during the first year following the closing date and a soft call prepayment penalty in an amount equal to 1% of such prepayment if prepaid during the second year following the closing date, subject further to minimum prepayment amount and increment limitations.

Mandatory Prepayments. Subject to certain exceptions, we must make periodic prepayments of the Dollar Term B-1 Facility, the Euro Term B-1 Facility and the Term B-2 Facility equal to: (i) 100% of the net cash proceeds of certain dispositions of property, (ii) 100% of the net cash proceeds of the issuance or incurrence of certain indebtedness, and (iii) 50% (with step-downs to 25% and 0% based upon achievement of specified total leverage ratios) of annual excess cash flow.

Representations. The senior secured credit facility contains representations generally customary for similar facilities and transactions.

Covenants. The senior secured credit facility contains affirmative and negative covenants customary for similar facilities and transactions, including limitations or restrictions on our ability to:

•	incur additional indebtedness (including guarantee obligations);

•	incur liens;

•	engage in certain fundamental changes, including changes in the nature of our business;

•	sell assets;

•	pay dividends and make other payments in respect of capital stock;

•	make acquisitions, investments, loans and advances;

•	pay and modify the terms of certain indebtedness;

•	engage in certain transactions with affiliates; and

•	enter into negative pledge clauses and clauses restricting subsidiary distributions.

The senior secured credit facility contains financial covenants requiring us to meet certain leverage and interest coverage ratios, subject to certain equity cure rights. Beginning March 31, 2012, it will be an event of default if we permit any of the following:

•
as of the last day of any fiscal quarter, our leverage ratio of debt to EBITDA, as defined in the senior secured credit agreement, to be greater than a maximum leverage ratio, initially set at 8.50 to 1.00 and stepped down periodically; and

•
as of the last day of any fiscal quarter, our ratio of EBITDA to interest expense, as defined in the senior secured credit agreement, to be less than a minimum interest coverage ratio, initially set at 1.10 to 1.00 and stepped up periodically.

As of December 31, 2011, we were in compliance with the covenants under the senior credit facility.

Events of Default. The senior secured credit facility contains events of default including, but not limited to, failure to pay principal or interest, breaches of representations and warranties, violations of affirmative or negative covenants, cross-defaults to other indebtedness, a bankruptcy or similar proceeding being instituted by or against us, rendering of certain monetary judgments against us, impairments of loan documentation or security, changes of control, and defaults with respect to certain ERISA obligations.

10.5% Second Lien Senior Secured Notes

In November 2011, we issued $1.75 billion aggregate principal amount of second lien notes due 2018.

Interest. Interest on the second lien notes accrues at the rate of 10.5% per annum and is payable semi-annually in cash on each May 1 and November 1, beginning on May 1, 2012, to the persons who are registered holders at the close of business on April 15 and October 15 immediately preceding the applicable interest payment date. Interest on the second lien notes accrues from and includes the most recent date to which interest has been paid or, if no interest has been paid, from and including the date of issuance. Interest is computed on the basis of a 360-day year consisting of twelve 30-day months.

Collateral. The second lien notes are secured by a second priority lien and security interest in (a) substantially all equity interests of each of our wholly-owned U.S. and first-tier material foreign subsidiaries (limited in the case of certain subsidiaries to 65% of the voting equity interests of such subsidiary) and (b) subject to certain exceptions, substantially all of our (in this instance referring only to us and our subsidiaries that are or will be co-issuers or guarantors of the second lien notes) present and future real property (with a value in excess of $20 million individually) and present and future tangible and intangible assets. The liens securing the second lien notes are subject to permitted liens.

Guarantors. Our obligations under the second lien notes are guaranteed by us and each of our material wholly-owned subsidiaries, other than the subsidiaries that are co-issuers of the second lien notes, foreign subsidiaries and subsidiaries whose only assets are investments in foreign subsidiaries.

Maturity. The second lien notes will mature on November 1, 2018.

Covenants. The indenture governing the second lien notes contains affirmative and negative covenants customary for similar transactions, including limitations or restrictions on our ability to:

•	incur additional indebtedness and guarantee indebtedness;

•	pay dividends or make other distributions in respect of, or repurchase or redeem, capital stock;

•	prepay, redeem or repurchase certain debt;

•	make loans and investments;

•	sell or otherwise dispose of assets;

•	incur liens;

•	enter into transactions with affiliates;

•	enter into agreements restricting our subsidiaries’ ability to pay dividends; and

•	consolidate, merge or sell all or substantially all of our assets.

As of December 31, 2011, we were in compliance with all covenants under the second lien notes indenture.

Optional Redemption. At any time prior to November 1, 2014, we may redeem up to 35% of the aggregate principal amount of the second lien notes with the net cash proceeds of certain equity offerings, at a redemption price equal to 110.500% of the aggregate principal amount of the second lien notes being redeemed plus accrued and unpaid interest.

At any time prior to November 1, 2015, we may redeem all or part of the second lien notes at a redemption price equal to 100% of the aggregate principal amount of the second lien notes to be redeemed, plus a make-whole premium and accrued and unpaid interest.

At any time on or after November 1, 2015, we may redeem the second lien notes, in whole or in part, at the following redemption prices (expressed as percentages of the principal amount) if redeemed during the twelve‑month period commencing on November 1 of the year set forth below, plus, in each case, accrued and unpaid interest thereon, if any, to the date of redemption:

Year	Price
2015	105.250%
2016	102.625%
2017 and thereafter	100.000%

Change of Control. If we experience certain kinds of changes of control, we will be required to offer to purchase the second lien notes at a redemption price equal to 101% of the principal amount thereof, plus accrued and unpaid interest.

Events of Default. The indenture governing the second lien notes contains events of default including, but not limited to, failure to pay principal or interest, violations of affirmative or negative covenants, cross-defaults to other indebtedness, a bankruptcy or similar proceeding being instituted by or against us, rendering of certain monetary judgments against us, and impairments of loan documentation or security.

12.5% Senior Unsecured Notes

In November 2011, we issued $750 million aggregate principal amount of senior unsecured notes due 2019.

Interest. Interest on the senior unsecured notes accrues at the rate of 12.5% per annum and is payable semi-annually in cash on each May 1 and November 1, beginning on May 1, 2012, to the persons who are registered holders at the close of business on April 15 and October 15 immediately preceding the applicable interest payment date. Interest on the senior unsecured notes accrues from and includes the most recent date to which interest has been paid or, if no interest has been paid, from and including the date of issuance. Interest is computed on the basis of a 360-day year consisting of twelve 30-day months.

Collateral. The senior unsecured notes are senior unsecured obligations.

Guarantors. Our obligations under the senior unsecured notes are guaranteed by us and each of our material wholly-owned subsidiaries, other than the subsidiaries that are co-issuers of the senior unsecured notes, foreign subsidiaries and subsidiaries whose only assets are investments in foreign subsidiaries.

Maturity. The senior unsecured notes will mature on November 1, 2019.

Covenants. The indenture governing the senior unsecured notes contains affirmative and negative covenants customary for similar transactions, including limitations or restrictions on our ability to:

•	incur additional indebtedness and guarantee indebtedness;

•	pay dividends or make other distributions in respect of, or repurchase or redeem, capital stock;

•	prepay, redeem or repurchase certain debt;

•	make loans and investments;

•	sell or otherwise dispose of assets;

•	incur liens;

•	enter into transactions with affiliates;

•	enter into agreements restricting our subsidiaries’ ability to pay dividends; and

•	consolidate, merge or sell all or substantially all of our assets.

As of December 31, 2011, we were in compliance with all covenants under the senior unsecured notes indenture.

Optional Redemption. At any time prior to November 1, 2014, we may redeem up to 35% of the aggregate principal amount of the senior unsecured notes with the net cash proceeds of certain equity offerings, at a redemption price equal to 112.500% of the aggregate principal amount of the senior unsecured notes being redeemed plus accrued and unpaid interest.

At any time prior to November 1, 2015, we may redeem all or part of the senior unsecured notes at a redemption price equal to 100% of the aggregate principal amount of the senior unsecured notes to be redeemed, plus a make-whole premium and accrued and unpaid interest.

At any time on or after November 1, 2015, we may redeem the senior unsecured notes, in whole or in part, at the following redemption prices (expressed as percentages of the principal amount) if redeemed during the twelve‑month period commencing on November 1 of the year set forth below, plus, in each case, accrued and unpaid interest thereon, if any, to the date of redemption:

Year	Price
2015	106.250%
2016	103.125%
2017 and thereafter	100.000%

Change of Control. If we experience certain kinds of changes of control, we will be required to offer to purchase the senior unsecured notes at a redemption price equal to 101% of the principal amount thereof, plus accrued and unpaid interest.

Events of Default. The indenture governing the senior unsecured notes contains events of default including, but not limited to, failure to pay principal or interest, violations of affirmative or negative covenants, cross-defaults to other indebtedness, a bankruptcy or similar proceeding being instituted by or against us, rendering of certain monetary judgments against us, and impairments of loan documentation or security.

3.25% Convertible Senior Notes and Related Note Hedge and Warrants

In 2008, we issued $690.0 million aggregate principal amount of 3.25% convertible senior notes due 2015 (the “Convertible Notes”).  The Convertible Notes are governed by the terms of an indenture dated as of April 21, 2008 (the “Indenture”).

As a result of the Merger, the holders of the Convertible Notes had the right to require us to repurchase some or all of their Convertible Notes as provided in the Indenture. The repurchase date for any Convertible Notes tendered to us was November 30, 2011. The repurchase price was the principal amount of the Convertible Notes plus accrued interest. The holders of the Convertible Notes that did not elect to require us to repurchase their Convertible Notes maintained the right to convert their Convertible Notes into cash on or before November 29, 2011. Upon conversion, such note holders received the conversion value of the Convertible Notes in an amount of cash equal to $1,456.30 per $1,000 aggregate principal amount of Convertible Notes. The conversion value was based on a conversion rate of 21.2598, which included a conversion rate increase of 1.7834 corresponding to the make-whole conversion rate adjustment. Accordingly, during the period ended December 31, 2011, we paid $1.0 billion related to the repurchase and conversion of the Convertible Notes.

Concurrently with the issuance of the Convertible Notes, we entered into a convertible note hedge (the “Note Hedge”) and warrant transactions (the “Warrants”) with affiliates of the initial purchasers of the Convertible Notes.  These consist of purchased and written call options on KCI common stock.  The Note Hedge and Warrants were structured to reduce the potential future economic dilution associated with conversion of the Convertible Notes and to effectively increase the initial conversion price to $60.41 per share, which was approximately 50% higher than the closing price of KCI’s common stock on April 15, 2008.  The net cost of the Note Hedge and Warrants was $48.7 million.

The Note Hedge consisted of 690,000 purchased call options, representing the number of $1,000 face value Convertible Notes and approximately 13.4 million shares of KCI common stock based on the initial conversion ratio of 19.4764 shares.  The strike price was $51.34, which corresponded to the initial conversion price of the Convertible Notes and is similarly subject to customary adjustments.  The Note Hedge would have expired on April 15, 2015, the maturity date of the Convertible Notes.  Upon exercise of the Note Hedge, we would receive from our counterparties a number of shares generally based on the amount by which the market value per share of the KCI common stock exceeded the strike price of the Note Hedge as measured during the relevant valuation period under the terms of the Note Hedge.  The Note Hedge was recorded in equity as a component of additional paid-in capital.

The Warrants consisted of written call options on 13.4 million shares of KCI common stock, subject to customary anti-dilution adjustments.  Upon exercise, the holder was entitled to purchase one share of KCI common stock for the strike price of approximately $60.41 per share, which was approximately 50% higher than the closing price of KCI’s common stock on April 15, 2008.  We at our option could elect to settle the Warrants in net shares or cash representing a net share settlement.  The Warrants were issued to reduce the net cost of the Note Hedge to us.  The Warrants were scheduled to expire during the third and fourth quarters of 2015.  The Warrants were recorded in equity as a component of additional paid-in capital.

In November 2011, we consummated an early unwind of the Note Hedge and the Warrants. The early unwind terminated all rights and obligations of all of the parties under the Note Hedge and Warrants. In connection with the unwind of the Note Hedge, the counterparties owed us an early unwind value of $314.8 million and in connection with the unwind of the Warrants, we owed to the counterparties an early unwind value of $280.2 million. In the aggregate, we received a total net payment from the counterparties in connection with the early unwind of the Note Hedge and the Warrants of $34.6 million.

Interest and Future Maturities

Interest paid, net of cash received from interest rate derivatives, during the period of November 4, 2011 through December 31, 2011 (Successor), the period of January 1, 2011 through November 3, 2011 (Predecessor) and the years ended December 31, 2010 and 2009 (Predecessor) was $25.1 million, $37.6 million, $53.3 million and $70.0 million, respectively. In addition to this cash interest paid on recurring obligations, we also paid one-time commitment fees of $32.3 million associated with Merger-related bridge financing.

Future maturities of long-term debt at December 31, 2011 were (dollars in thousands):

Year	Amount
2012	$23,491
2013	$22,790
2014	$22,790
2015	$22,790
2016	$331,540
Thereafter	$4,356,300